Subsequent events - Board of Directors' share buy-back (Details) - TRY (₺) ₺ / shares in Units, ₺ in Thousands		12 Months Ended
	Feb. 17, 2023	Dec. 31, 2020
Subsequent events
Value of shares purchased		₺ 25,030
Share buy-back
Subsequent events
Number of shares purchased	1,000,000
Value of shares purchased	₺ 33,884
Share buy-back | Minimum
Subsequent events
Price per share	₺ 33.46
Share buy-back | Maximum
Subsequent events
Price per share	34.00
Share buy-back | Average
Subsequent events
Price per share	₺ 33.88